Retirement plans liabilities	12 Months Ended
Dec. 31, 2023
Disclosure of defined benefit plans [abstract]
Retirement plans liabilities	Retirement plans and insurance liabilities
As of December 31, 2023, active plans are principally accumulation of financial resources through products PGBL and VGBL structured in the form of variable contribution, for the purpose of granting participants with returns based on the accumulated capital in the form of monthly withdraws for a certain term or temporary monthly withdraws.
In this respect, such financial products represent investment contracts that have the legal form of retirement plans, but which do not transfer insurance risk to the Group. Therefore, contributions received from participants are accounted for as liabilities and the balance consists of the participant’s balance in the linked Specially Constituted Investment Fund (“FIE”) on the reporting date (Note 7a (i)).
Changes in the period

	2023	2022

As of January, 1	45,733,815	31,921,400
Contributions received	3,333,361	3,007,321
Transfer with third party plans	5,562,491	10,580,681
Withdraws	(3,847,214)	(3,441,303)
Claims paid	(210)	—
Other provisions (Constitution/Reversion)	9,185	54,828
Monetary correction and interest income	5,617,647	3,610,888
As of December, 31	56,409,075	45,733,815